GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule Of Changes In Goodwill

As of December 31,
2019
US$

Balance as of January 1, 2019	—
Addition	5,529,178
Balance as of December 31, 2019	5,529,178